THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
June 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.4%

	Shares	Value

BUSINESS SERVICES — 7.4%
Visa Inc., Cl A (A)	7,264,745	$1,430,355,643

COMMUNICATION SERVICES — 8.6%
Match Group Inc.* (A)	8,685,118	605,265,873
Netflix Inc.*	2,829,700	494,829,639
Snap Inc., Cl A*	41,305,127	542,336,318
		1,642,431,830

CONSUMER STAPLES — 5.7%
The Estée Lauder Companies Inc., Cl A	4,298,352	1,094,661,304

CONSUMER DISCRETIONARY — 11.7%
Amazon.com Inc.*	5,616,144	596,490,654
Chipotle Mexican Grill Inc., Cl A*	657,445	859,451,551
Nike Inc., Cl B	7,677,425	784,632,835
		2,240,575,040

FINANCIALS — 11.1%
Blackstone Inc.	4,145,490	378,193,053
CME Group Inc., Cl A	3,856,962	789,520,121
S&P Global Inc.	2,857,280	963,074,797
		2,130,787,971

HEALTH CARE — 17.5%
Align Technology Inc.*	2,294,170	542,961,214
Danaher Corp.	4,077,864	1,033,820,081
Illumina Inc.*	4,562,700	841,179,372
Intuitive Surgical Inc.*	4,690,582	941,446,713
		3,359,407,380

INFORMATION TECHNOLOGY** — 30.8%
Adobe Inc.*	2,783,231	1,018,829,540
ASML Holding NV	1,623,694	772,683,501
Intuit Inc.	2,496,720	962,335,757
Microsoft Corp.	4,312,355	1,107,542,135
NVIDIA Corp.	6,327,528	959,189,969

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
June 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY** — continued
ServiceNow Inc.*	2,311,064	$1,098,957,153
		5,919,538,055

REAL ESTATE — 4.6%
American Tower Corp., Cl A‡	3,493,110	892,803,985

TOTAL COMMON STOCK
(Cost $14,813,812,130)		18,710,561,208

SHORT-TERM INVESTMENTS — 6.8%

Fidelity Institutional Money Market Funds - Government Portfolio, Cl I, 1.210% (B)	474,089,250	474,089,250
Mount Vernon Liquid Assets Portfolio, LLC, 1.640% (B)(C)	832,811,127	832,811,127
TOTAL Short-Term Investments
(Cost $1,306,900,377)		1,306,900,377

TOTAL INVESTMENTS — 104.2%
(Cost $16,120,712,507)		$20,017,461,585

Percentages are based on Net Assets of $19,200,703,042.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust (REIT)
(A)	This security or a partial position of this security is on loan at June 30, 2022. The total market value of securities on loan at June 30, 2022 was $805,602,174.
(B)	The rate reported is the 7-day effective yield as of June 30, 2022.
(C)	This security was purchased with cash collateral held from securities on loan.

Cl — Class

As of June 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND June 30, 2022 (Unaudited)

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

EMC-QH-001-3400

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